Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements include the accounts of Mast Therapeutics and its wholly-owned subsidiaries, Aires and SD Pharmaceuticals, Inc. (“SD Pharmaceuticals”). All intercompany accounts and transactions have been eliminated in consolidation.

We account for business combinations, such as our acquisitions of SynthRx in April 2011 and Aires in February 2014, in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations (“ASC Topic 805”).  ASC Topic 805 establishes principles and requirements for recognizing and measuring the total consideration transferred to and the assets acquired, liabilities assumed and any non-controlling interests in the acquired target in a business combination. ASC Topic 805 also provides guidance for recognizing and measuring goodwill acquired in a business combination; requires purchased in-process research and development (“IPR&D”) to be capitalized at fair value as an intangible asset at the time of acquisition; requires acquisition-related expenses and restructuring costs to be recognized separately from the business combination; expands the definition of what constitutes a business; and requires the acquirer to disclose information that users may need to evaluate and understand the financial effect of the business combination.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in our consolidated financial statements and accompanying notes. On an ongoing basis, we evaluate our estimates, including estimates related to R&D expenses, IPR&D, goodwill, and share-based compensation expenses. We base our estimates on historical experience and various other relevant assumptions we believe to be reasonable under the circumstances. Actual results may differ from these estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Our investment securities are carried at fair value and the carrying value of our debt facility approximates fair value (see Note 6). Cash equivalents, prepaid expenses and other current assets, accounts payable and accrued liabilities, are carried at cost, which we believe approximates fair value due to the short-term maturities of these instruments.

Cash Equivalents

Cash Equivalents

We consider all highly liquid investments with original maturities of three months or less at the date of purchase to be cash equivalents. Cash equivalents are carried at cost, which we believe approximates fair value due to the short-term maturities of these instruments. At December 31, 2016 and 2015, we had $3.5 million and $15.8 million of cash equivalents, respectively.

Investment Securities

Investment Securities

Investment securities are marketable equity or debt securities. All of our investment securities are “available-for-sale” securities and carried at fair value (see Note 6). Fair value for securities with short maturities and infrequent secondary market trades typically is determined by using a curve-based evaluation model that utilizes quoted prices for similar securities. The evaluation model takes into consideration the days to maturity, coupon rate and settlement date convention. Net unrealized gains or losses on these securities are included in accumulated other comprehensive income/(loss), which is a separate component of stockholders’ equity. Realized gains and realized losses are included in other (expense)/income, net while amortization of premiums and accretion of discounts are included in interest income. Interest and dividends on available-for-sale securities are included in interest income. We periodically evaluate our investment securities for impairment. If we determine that a decline in fair value of any investment security is other than temporary, then the cost basis would be written down to fair value and the decline in value would be charged to earnings.

Our investment securities are under the custodianship of a major financial institution and consist of FDIC-insured certificates of deposit. We have classified all of our investment securities as available-for-sale investment securities because we consider them to be highly liquid and available for use, if needed, in current operations. As of December 31, 2016, none of our investment securities had contractual maturity dates of more than one year.  As of December 31, 2015, $2.7 million, or approximately 15%, of our investment securities had contractual maturity dates of more than one year and less than or equal to 18 months, and none were greater than 18 months.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, which generally is three to five years. Leasehold improvements are amortized over the economic life of the asset or the lease term, whichever is shorter. Repairs and maintenance are expensed as incurred.

In accordance with ASC Topic 360-10, Property, Plant and Equipment – Overall, we test for recoverability of long-lived assets, including property and equipment, if events or changes in circumstances indicate that the carrying amount for the assets may not be recoverable. If our assessment indicates impairment, we measure the impairment loss as the amount by which the carrying amount exceeds fair value of the assets. Fair value determinations are based on an undiscounted cash flow model or independent appraisals, as appropriate.

Intangible Assets - Goodwill and Acquired In-Process Research & Development

Intangible Assets – Goodwill and Acquired In-Process Research & Development

In accordance with ASC Topic 350, Intangibles – Goodwill and Other (“ASC Topic 350”), our goodwill and acquired IPR&D are determined to have indefinite lives and, therefore, are not amortized. Instead, they are tested for impairment annually and between annual tests if we become aware of an event or a change in circumstances that would indicate the carrying value may be impaired. Pursuant to Accounting Standards Update, or ASU, No. 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment, and No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, we have the option to first assess qualitative factors to determine whether the existence of events or circumstances leads us to determine that it is more likely than not (that is, a likelihood of more than 50%) that our goodwill or our acquired IPR&D is impaired. If we choose to first assess qualitative factors and we determine that it is not more likely than not goodwill or acquired IPR&D is impaired, we are not required to take further action to test for impairment. We also have the option to bypass the qualitative assessment and perform only the quantitative impairment test, which we may choose to do in some periods but not in others.

If we perform a quantitative assessment of goodwill, we utilize the two-step approach prescribed under ASC Topic 350. Step 1 requires a comparison of the carrying value of a reporting unit, including goodwill, to its estimated fair value. We test for impairment at the entity level because we operate on the basis of a single reporting unit. If our carrying value exceeds our fair value, we then perform Step 2 to measure the amount of impairment loss, if any. In Step 2, we estimate the fair value of our individual assets, including identifiable intangible assets, and liabilities to determine the implied fair value of goodwill. We then compare the carrying value of our goodwill to its implied fair value. The excess of the carrying value of goodwill over its implied fair value, if any, is recorded as an impairment charge.

Similarly, if we perform a quantitative assessment of acquired IPR&D, we compare its carrying value to its estimated fair value to determine whether an impairment exists.  In previous years, due to a lack of Level 1 or Level 2 inputs (see Note 6, “Fair Value of Financial Instruments”), the Multi-Period Excess Earnings Method, or MPEEM, which is a form of the income approach, was used to estimate the fair value of acquired IPR&D when performing a quantitative assessment. Under the MPEEM, the fair value of an intangible asset is equal to the present value of the asset’s projected incremental after-tax cash flows (excess earnings) remaining after deducting the market rates of return on the estimated value of contributory assets (contributory charge) over its remaining useful life. The MPEEM uses primarily Level 3 inputs (see Note 6, “Fair Value of Financial Instruments”) and requires us to make long-term projections of revenues and expenses related to development and commercialization of the acquired assets and assumptions regarding the rate of return on contributory assets, the weighted average cost of capital and the probability adjustment factor for estimated future after-tax cash flows. In evaluating potential impairment of our vepoloxamer-related acquired IPR&D as of December 31, 2016, we utilized Level 2 inputs in the form of expressions of interest in the vepoloxamer-related assets received recent to the valuation date to estimate fair value. The excess of the carrying value over its estimated fair value is recorded as an impairment charge.

Any impairment charges are recorded to our consolidated statements of operations and comprehensive loss. Our determinations as to whether, and, if so, the extent to which, goodwill and acquired IPR&D become impaired are highly judgmental and, in the case of applying the MPEEM approach to estimate fair value, are based on significant assumptions regarding our projected future financial condition and operating results, changes in the manner of our use or development of the acquired assets, our overall business strategy, and regulatory, market and economic environment and trends.

We perform our annual impairment testing as of September 30 each year, or, in the case of initially acquired IPR&D, on the first anniversary of the date we acquired it and subsequently on September 30.  As of September 30, 2016, no impairment of goodwill or acquired IPR&D was identified. Events and changes in circumstances since September 30, 2016 indicated that the carrying value of the vepoloxamer-related acquired IPR&D may be impaired.  Accordingly, we performed a quantitative assessment of vepoloxamer-related acquired IPR&D as of December 31, 2016. We determined there was an impairment and recognized an impairment charge of $6.0 million in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2016 and reduced the carrying value of the vepoloxamer-related acquired IPR&D from $6.5 million to $0.5 million on our consolidated balance sheet as of December 31, 2016. See Note 4, “Goodwill and IPR&D.”

Concentration of Credit Risk and Significant Sources of Supply

Concentration of Credit Risk and Significant Sources of Supply

Financial instruments that potentially subject us to concentrations of credit risk are primarily cash, cash equivalents and investment securities. We have a board-approved investment policy that sets our investment parameters and limitations with objectives of preserving principal and liquidity. Our cash and cash equivalent balances consist primarily of money market accounts under the custodianship of major financial institutions. Investment securities are invested in accordance with our investment policy. We do not have any financial instruments with off-balance-sheet risk of accounting loss.

We rely on single-source, third-party manufacturers and suppliers for production and supply of key components of our product candidates, for production of the final drug products themselves, and, in the case of AIR001, for supply of the drug delivery device. If these single-source, third-party manufacturers and suppliers are unable to continue providing a key component of or the final drug products or the drug delivery device, as applicable, the initiation or progress of any clinical studies of our product candidates may be severely impeded.

Revenue

Revenue

We recognize revenues from federal government research grants during the period in which we receive the grant funds, or their collection is reasonably assured, and we incur the qualified expenditures. The expenditures are reflected as a component of R&D expense in our consolidated statements of operations and comprehensive loss. In 2016, we received a grant from the National Institute of Neurological Disorders and Stroke of the NIH.  We recognized $128,000 of revenue for the year ended December 31, 2016 related to reimbursement of costs under this grant.

Research and Development Expense

Research and Development Expense

R&D costs are charged to expense as incurred and include, but are not limited to, clinical and nonclinical study costs, research-related manufacturing and related costs, employee salaries and benefits, consulting services fees and share-based compensation cost. Clinical study costs include, but are not limited to, clinical research organization fees, investigator fees, site costs and, as applicable, comparator drug costs. Costs for certain R&D activities, such as research-related manufacturing and clinical studies, are recognized based on an evaluation of the percentage of work completed or the progress to completion of specific tasks using data such as patient enrollment, clinical site activations, duration of the study and/or information provided to us by our vendors on their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid expenses or accrued R&D costs.

Advance payments to third parties, including nonrefundable amounts, for goods and services that will be used or rendered for future R&D activities are deferred and capitalized, then expensed as the services are performed or as the underlying goods are delivered. If we do not expect the services to be rendered or goods to be delivered, any remaining capitalized amounts for nonrefundable advance payments are charged to expense immediately.

Milestone payments that we make in connection with in-licensed technology or product candidates are expensed as incurred when there is uncertainty in receiving future economic benefits from the licensed technology or product candidates. We consider the future economic benefits from the licensed technology or product candidates to be uncertain until such licensed technology is incorporated into products that, or such product candidates, are approved for marketing by the FDA or when other significant risk factors are abated. For accounting purposes, management has viewed future economic benefits for all of our licensed technology or product candidates to be uncertain.

Share-Based Compensation

Share-Based Compensation

Share-based compensation cost is measured at the grant date, based on the estimated fair value of the award using the Black-Scholes valuation model, and is recognized as expense over the vesting period on a straight-line basis. Share-based compensation expense recognized in the consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014 is based on awards ultimately expected to vest and has been reduced for estimated forfeitures. This estimate will be revised in subsequent periods if actual forfeitures differ from those estimates. None of our outstanding share-based awards have market or performance conditions.

Patent Costs

Patent Costs

Legal costs and other fees incurred in connection with patent prosecution and maintenance are expensed as incurred, as recoverability of such expenditures is uncertain. These costs are recorded as selling, general and administrative expenses in our consolidated statement of operations and comprehensive loss.

Income Taxes

Income Taxes

We account for income taxes and the related accounts under the liability method. Deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the income tax basis of assets and liabilities. A valuation allowance is applied against any net deferred tax asset if, based on available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The tax effects from an uncertain tax position can be recognized in our consolidated financial statements only if the position is more likely than not of being sustained upon an examination by tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

We account for interest and penalties related to income tax matters, if any, in income tax expense.

Comprehensive Income/(Loss)

Comprehensive Income/(Loss)

Comprehensive income or loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources, including unrealized gains and losses on marketable securities and foreign currency translation adjustments. We present comprehensive income/(loss) in our consolidated statement of operations and comprehensive loss.

Net Loss per Common Share

Net Loss per Common Share

Basic and diluted net loss per common share is calculated by dividing the net loss applicable to common stock for the periods presented by the weighted-average number of common shares outstanding during those periods, respectively, without consideration for outstanding common stock equivalents because their effect would have been anti-dilutive. Common stock equivalents are included in the calculation of diluted earnings per common share only if their effect is dilutive. For the years ended December 31, 2016, 2015 and 2014, our outstanding common stock equivalents consisted of options and warrants to purchase shares of our common stock. The weighted-average number of those common stock equivalents outstanding for each of the periods presented is set forth in the table below:

	Years ended December 31,
	2016	2015	2014
Warrants	96,432,619	77,355,271	49,217,355
Options	28,953,269	21,514,699	11,760,113

Supplemental Cash Flow Information

Supplemental Cash Flow Information

	Years ended December 31,
	2016	2015	2014
	(in thousands)
Cash paid for interest on debt facility	$1,210	$298	$—

Supplemental disclosures of non-cash investing and financing activities:
Issuance of common stock for acquisitions	—	—	3,270
Assumptions of liabilities in acquisitions	—	—	1,069
Unrealized loss on investment securities	(18)	(8)	(4)
Warrants issued in connection with debt facility	26	392	—
Purchase of equipment under capital lease	—	40	—
Purchases of property and equipment in accounts payable	—	2	17
Offering costs included in accounts payable	—	—	36

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (“ASU 2017-01”), in an effort to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments of this ASU are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The adoption of this guidance is not expected to have a material impact on our financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Compensation – Stock Compensation (“ASU 2016-09”), which involves multiple aspects of the accounting for share-based transactions, including income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. For public companies, ASU 2016-09 is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. We plan to adopt ASU 2016-09 in the first quarter of 2017 for the quarterly period ending March 31, 2017.  The adoption of this guidance is not expected to have a material impact on our financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842) (“ASU 2016-02”), ASU 2016-02 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to classify leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases. ASC 842 supersedes the previous leases standard, ASC 840 Leases. The standard is effective on January 1, 2019, with early adoption permitted. As of December 31, 2016, we have three operating leases, including the lease of our office facility (see Note 12, “Commitments – Operating Leases”).  While we are still evaluating this guidance, we anticipate that we would record our operating leases on the balance sheet as right-of-use assets and lease liabilities at the present value of the lease payments to be made over the lease term.  We do not expect this guidance to have a material impact on our consolidated statement of operations and comprehensive loss.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”). The amendments in ASU 2014-15 will require management to assess, at each annual and interim reporting period, the entity’s ability to continue as a going concern and, if management identifies conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued, to disclose in the notes to the entity’s financial statements the principal conditions or events that raised substantial doubt about the entity’s ability to continue as a going concern, management’s evaluation of their significance, and management’s plans that alleviated or are intended to alleviate substantial doubt about the entity’s ability to continue as a going concern. ASU 2014-15 is effective for annual periods ending after December 15, 2016 and early application is permitted.  The amendments in ASU 2014-15 do not have any application to an entity’s financial statements, but only to the related notes.  We adopted ASU 2014-15 for the annual period ending December 31, 2016.